Business Combination - Schedule of Unaudited, Pro Forma Consolidated Results of Operations (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Results of Operations [Abstract]
Revenue	$ 91,692	$ 91,567	$ 193,661	$ 189,475
Net income (loss)	$ 31,236,703	$ 7,160,057	$ 22,259,988	$ 12,540,940